Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Basic and Diluted Earnings Per Share

The following tables present our basic and diluted earnings per share:

Basic Earnings Per Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2019	January 31, 2018
Net income attributable to bank shareholders	1,510	973
Dividends on preferred shares	(52)	(45)
Net income available to common shareholders	1,458	928
Weighted-average number of common shares outstanding (in thousands)	638,927	647,670
Basic earnings per share (Canadian $)	2.28	1.43
Diluted Earnings Per Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,458	928
Weighted-average number of common shares outstanding (in thousands)	638,927	647,670
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,704	5,918
Common shares potentially repurchased	(3,218)	(3,733)
Weighted-average number of diluted common shares outstanding (in thousands)	640,413	649,855
Diluted earnings per share (Canadian $)	2.28	1.43

(1)

In computing diluted earnings per share we excluded average stock options outstanding of 1,970,886 with a weighted-average exercise price of $100.69 for the three months ended January 31, 2019 (1,488,521 with a weighted-average exercise price of $121.81 for the three months ended January 31, 2018) as the average share price for the period did not exceed the exercise price.